S000075964 [Member] Expense Example, No Redemption - Carillon Chartwell Small Cap Value Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 107
Expense Example, No Redemption, 3 Years	370
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,462
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	313
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,129
Expense Example, No Redemption, 10 Years	2,431
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	606
Expense Example, No Redemption, 3 Years	882
Expense Example, No Redemption, 5 Years	1,179
Expense Example, No Redemption, 10 Years	2,022
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	339
Expense Example, No Redemption, 5 Years	600
Expense Example, No Redemption, 10 Years	$ 1,348